Empiric 2500 Fund

A series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Empiric 2500 Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on June 23, 2020, (SEC Accession No. 0001580642-20-002413).